Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Net Deferred Tax Liability

The Company’s net deferred tax liability are as follows:

	Year Ended December 31, 2020	For the Period from May 28, 2019 (inception) through December 31, 2019
Deferred tax liability
Unrealized gain on marketable securities	$(9,680)	$(3,611)
Total deferred tax liability	(9,680)	(3,611)
Valuation Allowance	—	—
Deferred tax liability, net of allowance	$(9,680)	$(3,611)

Schedule of Provision for Income Taxes

The provision for income taxes consists of the following:

	Year Ended December 31, 2020	For the Period from May 28, 2019 (inception) through December 31, 2019
Federal
Current	$159,877	$170,684
Deferred
State and Local	6,069	3,611
Current	—	—
Deferred	—	—
Change in valuation allowance	—	—
Income tax provision	$165,946	$174,295

Schedule of Federal Income Tax Rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	As of December 31,
	2020	2019
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of warrant liabilities	(21.1%)	(27.4%)
Business Combination expenses	(0.2%)	0.0%
Income tax provision	(0.3%)	(6.4%)